BORROWINGS - 2022 and 2025 Notes (Details) R in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Jun. 27, 2017 USD ($) item	Jul. 31, 2018 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received	R 1,100.0	$ 125.0	R 1,750.0				$ 500.0	R 2,859.3	R 6,555.4
Balance at beginning of period								24,504.7	25,649.5	R 8,973.8
Loans raised								18,981.7	17,130.2	69,593.8
Loans repaid								(22,008.3)	(21,231.5)	(55,719.5)
Interest charge								1,444.9	1,572.5	2,091.9
Accrued interest paid								(777.7)	(907.2)	(431.5)
Unwinding of amortised cost								374.4	538.3	251.8
Gain on derecognition of borrowings									(179.7)
Foreign currency translation								(779.9)	3,367.2	(1,956.3)
Balance at end of period								23,736.2	24,504.7	25,649.5
BTT streaming revenue
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received | $				$ 500.0	$ 500.0						$ 50.0
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | item						2
Bond purchase price | $				345.0
Face amount of debt | $				$ 349.0
Balance at beginning of period								9,808.7	12,597.7
Loans raised										13,109.5
Loans repaid									(5,107.4)
Interest charge								672.2	795.5	431.5
Accrued interest paid								(664.9)	(836.6)	(478.1)
Unwinding of amortised cost								47.9	196.7	29.7
Gain on derecognition of borrowings									(128.8)
Foreign currency translation								(239.5)	2,209.4	(588.1)
Balance at end of period								R 9,609.8	R 9,808.7	R 12,597.7
US$500 million 6.125$% Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						6.125%						6.125%
Face amount of debt | $						$ 500.0						$ 353.7
Debt term								5 years
US$550 million 7.125$% Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						7.125%						7.125%
Face amount of debt | $						$ 550.0						$ 346.9
Debt term								8 years